COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	30.4%
BANKS	7.0%
Bank of America Corp., 6.00%, Series GG(a)		82,950	$2,265,364
Bank of America Corp., 5.875%, Series HH(a)		55,225	1,508,747
Capital One Financial Corp., 4.80%, Series J(a)		13,675	333,944
Citigroup, Inc., 6.875% to 11/15/23, Series K(a),(b)		34,447	951,771
Dime Community Bancshares, Inc., 5.50%, Series A(a)		56,453	1,271,886
First Republic Bank, 4.125%, Series K(a)		21,608	548,843
GMAC Capital Trust I, 6.065% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		81,874	2,044,394
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		21,064	578,207
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(a),(b)		24,500	651,700
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		82,939	2,246,818
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		14,275	367,296
TCF Financial Corp., 5.70%, Series C(a)		36,350	930,196
Truist Financial Corp., 5.25%, Series O(a)		30,543	839,932
Truist Financial Corp., 4.75%, Series R(a)		78,791	2,044,626
Wells Fargo & Co., 5.625%, Series Y(a)		53,644	1,410,301
Wells Fargo & Co., 4.75%, Series Z(a)		128,950	3,241,803

			21,235,828

ELECTRIC	3.5%
Duke Energy Corp., 5.75%, Series A(a)		40,100	1,102,349
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		51,232	1,408,880
Southern Co./The, 4.95%, due 1/30/80, Series 2020		204,800	5,398,528
Southern Co./The, 4.20%, due 10/15/60, Series C		107,600	2,695,380

			10,605,137

ELECTRIC—FOREIGN	0.7%
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		64,510	1,661,133
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		15,933	419,197

			2,080,330

FINANCIAL	3.3%
DIVERSIFIED FINANCIAL SERVICES	1.1%
Apollo Global Management, Inc., 6.375%, Series B(a)		65,151	1,737,577
Synchrony Financial, 5.625%, Series A(a)		68,051	1,675,416

			3,412,993

		Shares	Value
INVESTMENT ADVISORY SERVICES	0.4%
Affiliated Managers Group, Inc., 4.75%, due 9/30/60		43,200	$1,107,216

INVESTMENT BANKER/BROKER	1.8%
Charles Schwab Corp./The, 5.95%, Series D(a)		26,402	679,059
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		36,206	982,993
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		81,022	2,211,900
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		57,905	1,584,281

			5,458,233

TOTAL FINANCIAL			9,978,442

INDUSTRIALS—CHEMICALS	1.9%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		80,171	2,136,557
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		63,597	1,669,422
CHS, Inc., 7.50%, Series 4(a)		64,655	1,802,581

			5,608,560

INSURANCE	5.7%
LIFE/HEALTH INSURANCE	2.7%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		49,323	1,324,323
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		48,587	1,316,708
Equitable Holdings, Inc., 5.25%, Series A(a)		45,800	1,169,274
MetLife, Inc., 4.75%, Series F(a)		41,500	1,079,830
Prudential Financial, Inc., 4.125%, due 9/1/60		64,449	1,640,227
Unum Group, 6.25%, due 6/15/58		40,000	1,040,000
Voya Financial, Inc., 5.35% to 9/15/29, Series B(a),(b)		15,084	423,860

			7,994,222

MULTI-LINE	0.9%
Allstate Corp./The, 5.10%, Series H(a)		60,121	1,610,040
WR Berkley Corp., 5.10%, due 12/30/59		42,212	1,106,799

			2,716,839

MULTI-LINE—FOREIGN	0.8%
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		52,745	1,343,415
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		46,129	1,182,748

			2,526,163

		Shares	Value
PROPERTY CASUALTY—FOREIGN	0.7%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(a),(b)		79,150	$2,079,271

REINSURANCE	0.4%
Arch Capital Group Ltd., 5.45%, Series F(a)		50,269	1,299,956

REINSURANCE—FOREIGN	0.2%
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(a)		23,846	647,657

TOTAL INSURANCE			17,264,108

INTEGRATED TELECOMMUNICATIONS SERVICES	1.4%
AT&T, Inc., 5.00%, Series A(a)		18,050	482,115
AT&T, Inc., 4.75%, Series C(a)		54,400	1,387,200
United States Cellular Corp., 6.25%, due 9/1/69		84,400	2,209,592

			4,078,907

PIPELINES	1.5%
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(a),(b)		27,137	458,615
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		132,638	2,280,047
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		108,522	1,889,368

			4,628,030

PIPELINES—FOREIGN	0.3%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		39,495	995,274

REAL ESTATE	2.7%
DATA CENTERS	0.4%
QTS Realty Trust, Inc., 7.125%, Series A(a)		48,450	1,312,995

DIVERSIFIED	0.8%
Urstadt Biddle Properties, Inc., 5.875%, Series K(a)		100,000	2,380,000

OFFICE	1.0%
Brookfield Property Partners LP, 5.75%, Series A(a)		76,914	1,374,453
Brookfield Property Partners LP, 6.50%, Series A-1(a)		81,648	1,646,840

			3,021,293

RESIDENTIAL—SINGLE FAMILY	0.5%
American Homes 4 Rent, 6.25%, Series H(a)		57,923	1,592,883

TOTAL REAL ESTATE			8,307,171

		Shares		Value
UTILITIES	1.9%
ELECTRIC UTILITIES	0.4%
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		40,515		$1,111,326

GAS UTILITIES	1.3%
Sempra Energy, 5.75%, due 7/1/79		26,700		713,157
South Jersey Industries, Inc., 5.625%, due 9/16/79		84,000		2,175,600
Spire, Inc., 5.90%, Series A(a)		36,775		1,003,222

				3,891,979

MULTI-UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		29,167		804,718

TOTAL UTILITIES				5,808,023

UTILITIES—FOREIGN	0.5%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		54,335		1,513,230

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$90,921,100)				92,103,040

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	105.8%
BANKS	27.0%
AgriBank FCB, 6.875% to 1/1/24(a),(b)		26,000	†	2,795,000
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$1,800,000		1,960,749
Bank of America Corp., 8.05%, due 6/15/27, Series B		1,815,000		2,402,691
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		3,352,000		3,621,744
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		3,475,000		3,730,113
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		2,814,000		3,128,886
Citigroup Capital III, 7.625%, due 12/1/36		4,115,000		5,832,359
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		1,350,000		1,383,008
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		1,043,000		1,074,352
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		1,500,000		1,574,302
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		2,775,000		3,084,510
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		2,718,000		2,709,885
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		777,000		812,253
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		1,200,000		1,193,334
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		25,000	†	2,612,500
CoBank ACB, 6.125%, Series G(a)		5,000	†	510,600
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		2,534,000		2,686,040

		Principal Amount		Value
Comerica, Inc., 5.625% to 7/1/25(a),(b)		$1,212,000		$1,275,630
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		2,207,869		3,220,226
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		50,000	†	5,300,000
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(d)		1,850,000		1,947,125
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(a),(b)		775,000		781,781
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%), 144A (FRN)(a),(c),(d)		1,537	†	1,154,671
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		1,480,000		1,562,755
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		352,000		388,080
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)		2,557,000		2,537,823
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)		408,000		400,350
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		3,973,000		4,309,382
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		1,671,000		1,758,232
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		620,000		663,400
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		1,819,000		1,838,306
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		2,459,000		2,594,245
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		3,860,000		4,182,117
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		249,000		335,150
Wells Fargo & Co., 5.95%, due 12/15/36		2,055,000		2,693,265
Wells Fargo & Co., 7.50%, Series L(a)		1,198	†	1,607,776
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		470,000		481,943
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		1,487,000		1,602,754

				81,747,337

BANKS—FOREIGN	40.6%
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)(a),(b),(e),(f)		1,000,000		1,103,883
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d),(f)		1,000,000		1,144,875
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(a),(b),(f)		600,000		582,789
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		800,000		800,120
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		600,000		611,139
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(b),(e),(f)		600,000		633,095
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		1,200,000		1,270,980
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		3,100,000		3,324,970
Bank of Ireland Group PLC, 6.00% to 3/1/26 (Ireland)(a),(b),(e),(f)		400,000		461,611

	Principal Amount	Value
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)	$1,400,000	$1,747,650
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(b)	1,000,000	752,401
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)	1,955,000	2,028,313
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)	800,000	812,910
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(f)	1,800,000	2,427,728
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)	1,600,000	1,651,502
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)	2,400,000	2,557,231
BNP Paribas SA, 4.50% to 2/25/30, 144A (France)(a),(b),(d),(f)	2,400,000	2,302,500
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(f)	1,380,000	1,466,250
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(f)	400,000	412,624
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(f)	1,165,000	1,345,068
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)	1,975,000	2,144,451
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(f)	1,800,000	2,006,001
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(f)	600,000	610,875
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)	1,800,000	2,065,352
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	600,000	605,550
Coventry Building Society, 6.875% to 9/18/24 (United Kingdom)(a),(b),(e),(f)	400,000	541,302
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(f)	1,900,000	2,047,392
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(f)	2,200,000	2,437,884
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(f)	1,450,000	1,709,248
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(d),(f)	2,000,000	2,009,000
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(d),(f)	1,600,000	1,711,336
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	1,700,000	1,770,958
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(f)	2,800,000	3,036,446
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(f)	3,800,000	4,019,678
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(f)	1,887,000	2,065,086
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(e),(f)	1,000,000	1,081,250
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	400,000	415,975
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	2,000,000	3,361,630
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(f)	967,000	1,000,308

	Principal Amount	Value
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	$2,800,000	$2,931,859
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	4,500,000	4,782,082
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(f)	700,000	714,093
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	1,600,000	1,663,336
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	1,800,000	1,911,150
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	600,000	626,625
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(a),(b),(e),(f)	600,000	668,602
Intesa Sanpaolo SpA, 5.875% to 9/1/31, Series EMTN (Italy)(a),(b),(e),(f)	1,000,000	1,148,737
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(f)	1,200,000	1,260,517
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)(a),(b),(d)	900,000	1,070,366
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	1,537,000	1,615,341
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	600,000	639,267
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(e),(f)	600,000	798,404
Nationwide Building Society, 10.25% (United Kingdom)(a),(e)	755,000	1,592,839
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)	600,000	612,000
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	2,200,000	2,446,884
Natwest Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(f)	2,800,000	2,876,216
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(f)	1,400,000	1,580,831
Raiffeisen Bank International AG, 6.00% to 6/15/26 (Austria)(a),(b),(e),(f)	1,200,000	1,388,030
RBS Capital Trust II, 6.425% to 1/3/34 (United Kingdom)(a),(b)	560,000	869,994
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	1,800,000	1,379,588
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(f)	3,160,000	3,308,725
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(f)	1,400,000	1,438,108
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(f)	2,400,000	2,541,156
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(f)	1,400,000	1,563,399

		Principal Amount	Value
Standard Chartered PLC, 6.00% to 7/26/25, 144A (United Kingdom)(a),(b),(d),(f)		$400,000	$408,000
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(f)		2,000,000	2,053,910
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(f)		1,150,000	1,223,876
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(e)		2,175,175	3,045,395
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(e),(f)		400,000	407,250
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		800,000	818,000
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)		200,000	217,625
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		2,800,000	3,085,250
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(f)		3,600,000	3,845,502
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		1,100,000	1,227,606
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)		400,000	411,500
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)		1,200,000	1,526,327
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		1,000,000	1,067,750

			122,843,501

ELECTRIC	3.2%
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		2,200,000	2,335,593
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		860,000	872,168
Sempra Energy, 4.875% to 10/15/25(a),(b)		3,400,000	3,502,000
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		1,000,000	984,667
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		1,995,000	2,002,795

			9,697,223

FINANCIAL	2.1%
CREDIT CARD	0.2%
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		500,000	530,150

DIVERSIFIED FINANCIAL SERVICES	0.6%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		878,000	878,070

		Principal Amount	Value
General Motors Financial Co., Inc., 5.70% to 9/30/30, Series C(a),(b)		$780,000	$784,875

			1,662,945

INVESTMENT BANKER/BROKER	1.3%
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		3,741,000	4,062,913

TOTAL FINANCIAL			6,256,008

FOOD	0.7%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		1,100,000	956,830
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		1,190,000	1,108,836

			2,065,666

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		786,000	627,526

INSURANCE	18.9%
LIFE/HEALTH INSURANCE	7.6%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		2,300,000	2,351,750
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(d)		3,373,000	4,651,923
MetLife, Inc., 9.25%, due 4/8/68, 144A(d)		3,909,000	5,915,470
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		1,100,000	1,201,202
MetLife, Inc., 3.85% to 9/15/25, Series G(a),(b)		2,790,000	2,786,512
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		1,075,000	1,140,221
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		2,114,000	2,248,767
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(d)		1,080,000	919,350
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		1,670,000	1,718,839

			22,934,034

LIFE/HEALTH INSURANCE—FOREIGN	2.9%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		693,000	768,845
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(e)		1,620,000	1,782,000
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(e)		1,951,000	2,182,681
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(a),(b),(e),(f)		1,800,000	2,385,224
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		800,000	901,396

		Principal Amount	Value
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		$700,000	$779,149

			8,799,295

MULTI-LINE	2.0%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/68(b)		2,772,000	3,968,605
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		1,155,000	1,261,049
Hartford Financial Services Group, Inc./The, 2.405% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		1,000,000	861,953

			6,091,607

MULTI-LINE—FOREIGN	1.4%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		2,200,000	2,989,503
AXA SA, 8.60%, due 12/15/30 (France)		800,000	1,224,190

			4,213,693

PROPERTY CASUALTY	1.9%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		1,805,000	1,947,735
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		1,470,000	1,498,706
Markel Corp., 6.00% to 6/1/25(a),(b)		1,120,000	1,185,800
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50(b)		1,320,000	1,326,587

			5,958,828

PROPERTY CASUALTY—FOREIGN	2.4%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(d)		1,700,000	2,037,136
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		1,400,000	1,489,250
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(e)		1,151,000	1,285,661
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		2,400,000	2,430,720

			7,242,767

REINSURANCE	0.7%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		2,080,000	2,080,564

TOTAL INSURANCE			57,320,788

		Principal Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.4%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		$3,600,000	$4,277,649

OIL & GAS—FOREIGN	2.2%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)(a),(b),(e)		600,000	813,965
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		1,470,000	1,536,150
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		4,057,000	4,351,133

			6,701,248

PIPELINES	0.1%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(b)		466,000	368,722

PIPELINES—FOREIGN	5.6%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		2,400,000	2,489,898
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		2,724,000	2,745,379
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,970,000	2,002,988
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		4,257,000	4,456,305
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		4,807,000	5,124,543

			16,819,113

REAL ESTATE—RETAIL—FOREIGN	1.6%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(d)		1,600,000	1,589,374
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(d)		3,400,000	3,344,379

			4,933,753

UTILITIES—ELECTRIC UTILITIES—FOREIGN	2.2%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		4,855,000	5,397,522
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		1,097,000	1,283,962

		Shares	Value
			$6,681,484

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$299,344,702)			320,340,018

CORPORATE BONDS	1.0%
BANKS—FOREIGN	0.2%
UniCredit SpA, 5.459% to 6/30/30, due 6/30/35, 144A (Italy)(b),(d)		600,000	612,473

INSURANCE—LIFE/HEALTH INSURANCE	0.8%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		2,397,000	2,297,287

TOTAL CORPORATE BONDS (Identified cost—$2,524,699)			2,909,760

SHORT-TERM INVESTMENTS	2.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02%(g)		8,861,508	8,861,508

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$8,861,508)			8,861,508

TOTAL INVESTMENTS IN SECURITIES(h) (Identified cost—$401,652,009)	140.1%		424,214,326
LIABILITIES IN EXCESS OF OTHER ASSETS	(40.1)		(121,406,378)

NET ASSETS (Equivalent to $25.20 per share based on 12,014,484 shares of common stock outstanding)	100.0%		$302,807,948

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)(i)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 21,000,000	1.203%	Semi-Annual	0.156%	Monthly	10/19/22	$(572,339)	$—	$(572,339)
13,000,000	1.848	Semi-Annual	0.156	Monthly	10/19/22	(563,360)	—	(563,360)
40,000,000	1.288	Semi-Annual	0.156	Monthly	10/19/23	(1,619,739)	—	(1,619,739)
39,000,000	1.280	Monthly	0.156	Monthly	2/3/26	(2,135,275)	(4,456)	(2,139,731)

						$(4,890,713)	$(4,456)	$(4,895,169)

The total amount of all interest rate swap contracts as presented in the table above are representative of the volume of activity for this derivative type during the nine months ended September 30, 2020.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	1,228,109	USD	931,079	10/2/20	$8,761
Brown Brothers Harriman	CAD	1,843,082	USD	1,413,721	10/2/20	29,554
Brown Brothers Harriman	EUR	118,834	USD	139,076	10/2/20	(251)
Brown Brothers Harriman	EUR	594,664	USD	708,206	10/2/20	10,993
Brown Brothers Harriman	EUR	1,123,791	USD	1,329,325	10/2/20	11,736
Brown Brothers Harriman	EUR	3,193,090	USD	3,818,010	10/2/20	74,272
Brown Brothers Harriman	EUR	8,722,936	USD	10,430,102	10/2/20	202,897
Brown Brothers Harriman	GBP	2,493,274	USD	3,335,938	10/2/20	118,744
Brown Brothers Harriman	GBP	4,954,451	USD	6,628,932	10/2/20	235,960
Brown Brothers Harriman	USD	6,064,418	GBP	4,694,621	10/2/20	(6,717)
Brown Brothers Harriman	USD	499,967	EUR	422,837	10/2/20	(4,212)
Brown Brothers Harriman	USD	615,565	EUR	521,448	10/2/20	(4,194)
Brown Brothers Harriman	USD	3,220,761	GBP	2,493,274	10/2/20	(3,567)
Brown Brothers Harriman	USD	558,334	EUR	475,504	10/2/20	(829)
Brown Brothers Harriman	USD	2,829,274	EUR	2,413,583	10/2/20	530
Brown Brothers Harriman	USD	2,305,232	CAD	3,071,191	10/2/20	1,254
Brown Brothers Harriman	USD	333,704	GBP	259,830	10/2/20	1,567
Brown Brothers Harriman	USD	246,376	EUR	211,943	10/2/20	2,116
Brown Brothers Harriman	USD	11,380,009	EUR	9,708,000	10/2/20	2,134
Brown Brothers Harriman	CAD	2,857,580	USD	2,144,952	11/3/20	(1,319)

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	9,778,880	USD	11,469,844	11/3/20	(2,974)
Brown Brothers Harriman	EUR	2,450,779	USD	2,874,568	11/3/20	(745)
Brown Brothers Harriman	EUR	136,495	USD	160,214	11/3/20	75
Brown Brothers Harriman	GBP	2,486,507	USD	3,212,343	11/3/20	3,345
Brown Brothers Harriman	GBP	4,752,821	USD	6,140,217	11/3/20	6,393

						$685,523

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at September 30, 2020.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $100,159,625 which represents 33.1% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $42,870,438 which represents 14.2% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $105,658,778 which represents 34.9% of the net assets of the Fund (24.5% of the managed assets of the Fund).

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding in connection with the Fund’s revolving credit agreement.
(i)	Based on 1 month LIBOR. Represents rates in effect at September 30, 2020.

Country Summary	% of Managed Assets
United States	52.0
United Kingdom	11.7
Canada	7.2
France	6.8
Switzerland	5.4
Netherlands	2.6
Australia	2.1
Japan	2.0
Italy	1.9
Spain	1.0
Hong Kong	0.8
Germany	0.6
Ireland	0.5
Other	5.4

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over the counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric	$10,605,137	$9,196,257	$1,408,880	$—
Other Industries	81,497,903	81,497,903	—	—
Preferred Securities—Capital Securities:
Banks	81,747,337	1,607,776	80,139,561	—

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Other Industries	$238,592,681	$—	$238,592,681	$—
Corporate Bonds	2,909,760	—	2,909,760	—
Short-Term Investments	8,861,508	—	8,861,508	—

Total Investments in Securities(a)	$424,214,326	$92,301,936	$331,912,390	$—

Forward Foreign Currency Exchange Contracts	$710,331	$—	$710,331	$—

Total Derivative Assets(a)	$710,331	$—	$710,331	$—

Interest Rate Swap Contracts	$(4,895,169)	$—	$(4,895,169)	$—
Forward Foreign Currency Exchange Contracts	(24,808)	—	(24,808)	—

Total Derivative Liabilities(a)	$(4,919,977)	$—	$(4,919,977)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity for the nine months ended September 30, 2020:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$27,421,855